Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Balance per Group balance sheet	$ 9,256	$ 9,673	$ 9,179
Bank overdrafts repayable on demand (unsecured)	(3)	(1)	(5)
Balance per Group cash flow statement	$ 9,253	$ 9,672	$ 9,174	$ 6,774